Goodwill and Intangible Assets (Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 2,862	$ 3,302	$ 993
Cost of Products and Licenses Revenue [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	1,302	1,059	440
Sales and Marketing [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,560	$ 2,243	$ 553